Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Borrowings
Current borrowings	$ 19,812
Non-current borrowings	7,134	$ 15,632
Convertible Note 3
Borrowings
Current borrowings	8,762
Non-current borrowings		8,883
Convertible Note 4
Borrowings
Current borrowings	4,405
Non-current borrowings		3,937
Convertible Note 5
Borrowings
Current borrowings	1,114
Non-current borrowings		1,124
Senior Convertible Note
Borrowings
Non-current borrowings	7,134
Loan from shareholder
Borrowings
Current borrowings	$ 5,531
Non-current borrowings		$ 1,688